Related Party Transactions (Details) - Schedule of company paid or accrued following amounts	9 Months Ended
Oct. 31, 2021 USD ($)
Schedule of company paid or accrued following amounts [Abstract]
Share-based payment	$ 500,231
Directors’ fees	82,333
Personnel	277,532
Total	$ 860,096